Fees and Expenses	Oct. 28, 2025
Cullen High Dividend Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the High Dividend Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the High Dividend Fund and does not include Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
	Retail Class	Class C	Class I
Redemption Fee (as a percentage of amount redeemed)[a]	2.00%	2.00%	2.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
	Retail Class	Class C	Class I
Management Fee	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[b]	0.11%	0.11%	0.11%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses[c]	1.36%	2.11%	1.11%
Less Expense Reduction/Reimbursement[d]	-0.36%	-0.36%	-0.36%
Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.75%	0.75%

Expense Footnotes [Text Block]

[a]	You will be charged a 2% redemption fee if you redeem or exchange shares of the High Dividend Fund within seven (7) days of purchase. The redemption fee is payable to the High Dividend Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading. The High Dividend Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[b]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the High Dividend Fund’s statement of operations for its most recently completed fiscal year.
[c]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the High Dividend Fund and does not include Acquired Fund Fees and Expenses.
[d]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares, and 0.75% for Class I shares, through October 31, 2026 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the High Dividend Fund to exceed expense limitations in place at the time the expenses or fees were waived or existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the High Dividend Fund or the Adviser prior to the Termination Date.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the High Dividend Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the High Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the High Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years*	5 Years*	10 Years*
Retail Class	$102	$395	$710	$1604
Class C	$178	$626	$1101	$2413
Class I	$77	$317	$577	$1319
*	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2026. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The High Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when High Dividend Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the High Dividend Fund’s performance. During the most recent fiscal year, the High Dividend Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	37.00%
Cullen International High Dividend Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the International High Dividend Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the International High Dividend Fund and does not include Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
	Retail Class	Class C	Class I
Redemption Fee (as a percentage of amount redeemed)[a]	2.00%	2.00%	2.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
	Retail Class	Class C	Class I
Management Fee	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[b]	0.22%	0.22%	0.22%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses[c]	1.47%	2.22%	1.22%
Less Expense Reduction/Reimbursement[d]	-0.22%	-0.22%	-0.22%
Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	2.00%	1.00%

Expense Footnotes [Text Block]

[a]	You will be charged a 2% redemption fee if you redeem or exchange shares of the International High Dividend Fund within seven (7) days of purchase. The redemption fee is payable to the International High Dividend Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading. The International High Dividend Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[b]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the International High Dividend Fund’s statement of operations for its most recently completed fiscal year.
[c]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the International High Dividend Fund and does not include Acquired Fund Fees and Expenses.
[d]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to not more than 1.25% for Retail Class shares, 2.00% for Class C shares and 1.00% for Class I shares, through October 31, 2026 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the International High Dividend Fund to exceed expense limitations in place at the time the expenses or fees were waived or existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the International High Dividend Fund or the Adviser prior to the Termination Date.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the International High Dividend Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the International High Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the International High Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years*	5 Years*	10 Years*
Retail Class	$127	$443	$782	$1,739
Class C	$203	$673	$1170	$2,537
Class I	$102	$365	$649	$1,458
*	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2026. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The International High Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when International High Dividend Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International High Dividend Fund’s performance. During the most recent fiscal year, the International High Dividend Fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Portfolio Turnover, Rate	125.00%
Cullen Small Cap Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Small Cap Value Fund and does not include Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
	Retail Class	Class C	Class I
Redemption Fee (as a percentage of amount redeemed)[a]	2.00%	2.00%	2.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
	Retail Class	Class C	Class I
Management Fee	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[b]	3.25%	3.22%	3.22%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses[c]	4.50%	5.22%	4.22%
Less Expense Reduction/Reimbursement[d]	-3.25%	-3.22%	-3.22%
Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	2.00%	1.00%

Expense Footnotes [Text Block]

[a]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Small Cap Value Fund within seven (7) days of purchase. The redemption fee is payable to the Small Cap Value Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading. The Small Cap Value Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[b]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Small Cap Value Fund’s statement of operations for its most recently completed fiscal year.
[c]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Small Cap Value Fund and does not include Acquired Fund Fees and Expenses.
[d]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to not more than 1.25% for Retail Class shares, 2.00% for Class C shares and 1.00% for Class I shares, through October 31, 2026 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Small Cap Value Fund to exceed expense limitations in place at the time the expenses or fees were waived or existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Small Cap Value Fund or the Adviser prior to the Termination Date.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the Small Cap Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years*	5 Years*	10 Years*
Retail Class	$127	$1,066	$2,014	$4,425
Class C	$203	$1,276	$2,344	$4,994
Class I	$102	$987	$1,885	$4,193
*	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2026. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when Small Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Value Fund’s performance. During the most recent fiscal year, the Small Cap Value Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	38.00%
Cullen Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Value Fund and does not include Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
	Retail Class	Class C	Class I
Redemption Fee (as a percentage of amount redeemed)[a]	2.00%	2.00%	2.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
	Retail Class	Class C	Class I
Management Fee	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[b]	1.46%	1.45%	1.47%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses[c]	2.71%	3.45%	2.47%
Less Expense Reduction/Reimbursement[d]	-1.71%	-1.70%	-1.72%
Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.75%	0.75%

Expense Footnotes [Text Block]

[a]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Value Fund within seven (7) days of purchase. The redemption fee is payable to the Value Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading. The Value Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[b]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Value Fund’s statement of operations for its most recently completed fiscal year.
[c]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Value Fund and does not include Acquired Fund Fees and Expenses.
[d]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares and 0.75% for Class I shares of the Value Fund, through October 31, 2026 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Value Fund to exceed expense limitations in place at the time the expenses or fees were waived or existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Value Fund or the Adviser prior to the Termination Date.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years*	5 Years*	10 Years*
Retail Class	$102	$679	$1,282	$2,916
Class C	$178	$901	$1,647	$3,616
Class I	$77	$605	$1,160	$2,675
*	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2026. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Value Fund’s performance. During the most recent fiscal year, the Value Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	19.00%
Cullen Emerging Markets High Dividend Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets High Dividend Fund.
Other Expenses, New Fund, Based on Estimates [Text]	Estimated for the current year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	Estimated for the current year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Emerging Markets High Dividend Fund and does not include Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
	Retail Class	Class C	Class I	Class R6
Redemption Fee (as a percentage of amount redeemed)[a]	2.00%	2.00%	2.00%	N/A

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
	Retail Class	Class C	Class I	Class R6
Management Fee	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses[b]	0.21%	0.21%	0.22%	0.22%[d]
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%	0.00%[d]
Total Annual Fund Operating Expenses[c]	1.46%	2.21%	1.22%	1.22%
Less Expense Reduction/Reimbursement[e]	-0.21%	-0.21%	-0.22%	-0.32%
Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	2.00%	1.00%	0.90%

Expense Footnotes [Text Block]

a	With the exception of Class R6 shares, you will be charged a 2% redemption fee if you redeem or exchange shares of the Emerging Markets High Dividend Fund within seven (7) days of purchase. The redemption fee is payable to the Emerging Markets High Dividend Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading. The Emerging Markets High Dividend Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
b	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Emerging Markets High Dividend Fund’s statement of operations for its most recently completed fiscal year.
c	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Emerging Markets High Dividend Fund and does not include Acquired Fund Fees and Expenses.
d	Estimated for the current year.
e	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to not more than 1.25% for Retail Class shares, 2.00% for Class C shares, 1.00% for Class I shares and 0.90% for Class R6 shares through October 31, 2026 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Emerging Markets High Dividend Fund to exceed expense limitations in place at the time the expenses or fees were waived or existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Emerging Markets High Dividend Fund or the Adviser prior to the Termination Date.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Emerging Markets High Dividend Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Emerging Markets High Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the Emerging Markets High Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years*	5 Years*	10 Years*
Retail Class	$127	$441	$777	$1,728
Class C	$203	$671	$1,166	$2,528
Class I	$102	$365	$649	$1,458
Class R6	$92	$356	$640	$1,449
*	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2026. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Emerging Markets High Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when Emerging Markets High Dividend Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Emerging Markets High Dividend Fund’s performance. During the most recent fiscal year, the Emerging Markets Fund’s portfolio turnover rate was 118% of the average value of its portfolio.

Portfolio Turnover, Rate	118.00%
Cullen Enhanced Equity Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Enhanced Equity Income Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Enhanced Equity Income Fund and does not include Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
	Retail Class	Class C	Class I
Redemption Fee (as a percentage of amount redeemed)[a]	2.00%	2.00%	2.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
	Retail Class	Class C	Class I
Management Fee	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[b]	0.27%	0.28%	0.27%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses[c]	1.52%	2.28%	1.27%
Less Expense Reduction/Reimbursement[d]	-0.52%	-0.53%	-0.52%
Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.75%	0.75%

Expense Footnotes [Text Block]

[a]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Enhanced Equity Income Fund within seven (7) days of purchase. The redemption fee is payable to the Enhanced Equity Income Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading. The Enhanced Equity Income Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[b]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Enhanced Equity Income Fund’s statement of operations for its most recently completed fiscal year.
[c]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Enhanced Equity Income Fund and does not include Acquired Fund Fees and Expenses.
[d]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees & Expenses, interest, taxes, and extraordinary expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares and 0.75% for Class I shares of the Enhanced Equity Income Fund, through October 31, 2026 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Enhanced Equity Income Fund to exceed expense limitations in place at the time the expenses or fees were waived or existing expense limitations. The Agreement to limit the Net Annual Fund Operating Expenses may not be terminated by either the Enhanced Equity Income Fund or the Adviser prior to the Termination Date.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Enhanced Equity Income Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Enhanced Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year, and that the Enhanced Equity Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years*	5 Years*	10 Years*
Retail Class	$102	$429	$780	$1,768
Class C	$178	$662	$1,172	$2,574
Class I	$77	$351	$647	$1,488
*	The Expense Example amounts assume that the expense waiver and reimbursement agreement remains in effect only through October 31, 2026. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Enhanced Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when the Enhanced Equity Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Enhanced Equity Income Fund’s performance. Further, by writing covered call options, the Fund’s portfolio securities are susceptible to being called by the holder of the option, thereby creating a likelihood of additional portfolio turnover. During the most recent fiscal period, the Enhanced Equity Income Fund’s portfolio turnover rate was 150% of the average value of its portfolio.

Portfolio Turnover, Rate	150.00%